Property, plant and equipment - Disclosure of information in relation to property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Trade and other payables
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	£ 137	£ 138
Non-current liabilities
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	421	400
Contract liabilities – current
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	130	66
Contract liabilities – non-current
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	1,342	1,094
Property, plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Capitalised interest included within cost	£ 2,114	£ 2,233